Revenue - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Increase in contract with customer, asset	$ 663.9	$ 254.1
Contract assets, transfer to accounts receivable	357.4	250.7
Performance obligation satisfied in previous period	1,866.6	$ 1,705.0	$ 1,562.0
Remaining performance obligations, amount	2,484.4
Non-Cancellable And Non-Refundable Committed Funds
Disaggregation of Revenue [Line Items]
Remaining performance obligations, amount	$ 0.8
Three Largest Customers | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	42.00%	44.00%	42.00%
Largest Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	21.00%	24.00%	18.00%
Largest Customer | Accounts Receivable | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	23.00%	40.00%
Second Largest Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	11.00%	11.00%	12.00%
Second Largest Customer | Accounts Receivable | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	13.00%
Third Largest Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	10.00%	9.00%	12.00%
Third Largest Customer | Accounts Receivable | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	11.00%
Fourth Largest Customer | Accounts Receivable | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	10.00%